John Hancock U.S. Growth Fund Average Annual Total Returns - Class A C I R2 R4 R6 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	33.36%	18.96%	16.78%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	25.28%	15.30%	14.23%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	21.98%	12.87%	11.71%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.25%	11.61%	10.84%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	29.94%	15.62%	13.96%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	32.23%	16.78%	15.11%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	31.69%	16.34%	14.67%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	32.08%	16.67%	14.97%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	32.36%	16.91%	15.23%